Offsetting of financial assets and financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Financial assets	$ 3,117,161	$ 2,923,319
Financial liabilities
Financial liabilities	2,882,187	2,682,252
Loans and advances to customers	988,399	930,658	$ 938,535
Customer accounts	1,786,828	1,654,955	$ 1,611,647
Financial Liabilities Subject To Offsetting
Financial liabilities
Gross amounts	770,695	716,826
Amounts offset	(340,852)	(284,056)
Net amounts in the balance sheet	429,843	432,770
Financial instruments	(383,274)	(386,590)
Cash collateral	(28,343)	(30,573)
Net amount	18,226	15,607
Amounts not subject to enforceable netting arrangements	59,978	55,775
Financial liabilities	489,821	488,545
Derivatives
Financial liabilities
Gross amounts	329,387	369,287
Amounts offset	(97,243)	(112,746)
Net amounts in the balance sheet	232,144	256,541
Financial instruments	(201,311)	(221,232)
Cash collateral	(28,038)	(30,334)
Net amount	2,795	4,975
Amounts not subject to enforceable netting arrangements	5,710	7,907
Financial liabilities	237,854	264,448
Cash margins pledged	11,500	5,600
Trading liabilities
Financial liabilities
Gross amounts	19,691	18,482
Amounts offset	(329)	(157)
Net amounts in the balance sheet	19,362	18,325
Financial instruments	(19,362)	(18,326)
Cash collateral	0	0
Net amount	0	(1)
Amounts not subject to enforceable netting arrangements	1	6
Financial liabilities	19,363	18,331
– non-trading liabilities
Financial liabilities
Gross amounts	375,173	287,648
Amounts offset	(224,454)	(154,613)
Net amounts in the balance sheet	150,719	133,035
Financial instruments	(145,206)	(131,719)
Cash collateral	(224)	(164)
Net amount	5,289	1,152
Amounts not subject to enforceable netting arrangements	54,255	47,845
Financial liabilities	204,974	180,880
Customer accounts
Financial liabilities
Gross amounts	46,444	41,409
Amounts offset	(18,826)	(16,540)
Net amounts in the balance sheet	27,618	24,869
Financial instruments	(17,395)	(15,313)
Cash collateral	(81)	(75)
Net amount	10,142	9,481
Amounts not subject to enforceable netting arrangements	12	17
Financial liabilities	27,630	24,886
Financial Assets Subject To Offsetting
Financial assets
Gross amounts	906,047	818,482
Amounts offset	(340,852)	(284,056)
Net amounts in the balance sheet	565,195	534,426
Financial instruments	(530,127)	(500,458)
Cash collateral	(26,363)	(23,147)
Net amount	8,705	10,821
Amounts not subject to enforceable netting arrangements	24,843	30,047
Financial assets	590,038	564,473
Derivatives
Financial assets
Gross amounts	330,338	372,699
Amounts offset	(97,243)	(112,746)
Net amounts in the balance sheet	233,095	259,953
Financial instruments	(202,744)	(230,133)
Cash collateral	(26,074)	(22,730)
Net amount	4,277	7,090
Amounts not subject to enforceable netting arrangements	4,645	8,684
Financial assets	237,740	268,637
Financial liabilities
Cash margins received	3,800	5,300
Trading assets
Financial assets
Gross amounts	31,450	25,077
Amounts offset	(610)	(637)
Net amounts in the balance sheet	30,840	24,440
Financial instruments	(30,839)	(24,428)
Cash collateral	(1)	(10)
Net amount	0	2
Amounts not subject to enforceable netting arrangements	2,556	757
Financial assets	33,396	25,197
– non-trading assets
Financial assets
Gross amounts	504,986	386,124
Amounts offset	(224,173)	(154,133)
Net amounts in the balance sheet	280,813	231,991
Financial instruments	(279,149)	(230,584)
Cash collateral	(207)	(332)
Net amount	1,457	1,075
Amounts not subject to enforceable netting arrangements	17,640	20,602
Financial assets	298,453	252,593
Loans and advances to customers
Financial assets
Gross amounts	39,273	34,582
Amounts offset	(18,826)	(16,540)
Net amounts in the balance sheet	20,447	18,042
Financial instruments	(17,395)	(15,313)
Cash collateral	(81)	(75)
Net amount	2,971	2,654
Amounts not subject to enforceable netting arrangements	2	4
Financial assets	$ 20,449	$ 18,046